Research and Development (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Research and Development [Abstract]
Research and development costs	$ 114,352	$ 970,281	$ 1,111,562	$ 881,435